Financial Instruments and Risk Management (Details) - MYR (RM)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial Instruments and Risk Management [Abstract]
Increase or decrease to report interest rate risk	RM 7,783	RM 16,707